Credit Quality of Financing Receivables and the Allowance for Credit Losses	9 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Credit Quality of Financing Receivables and the Allowance for Credit Losses
7.	Credit Quality of Financing Receivables and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financing receivable.
Allowance for credit losses—by portfolio segment
Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables
Information about troubled debt restructurings—by class
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and net investment in leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.
The following table provides information about the allowance for credit losses as of March 31, 2020, for the nin
e
 and three months ended
Decem
ber
 3
1
,

2019:

	Nine months ended December 31, 2019
	Millions of yen
	Loans				Net investment in leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥21,195	¥919	¥20,662	¥3,186	¥12,049	¥58,011
Provision (Reversal)	9,931	353	3,240	(133)	2,333	15,724
Charge-offs	(9,360)	(1)	(5,046)	(470)	(1,937)	(16,814)
Recoveries	419	0	142	48	23	632
Other*2	(26)	(6)	(609)	11	(1)	(631)

Ending balance	¥22,159	¥1,265	¥18,389	¥2,642	¥12,467	¥56,922

Individually evaluated for impairment	3,528	229	6,009	1,488	0	11,254
Not individually evaluated for impairment	18,631	1,036	12,380	1,154	12,467	45,668
Financing receivables :
Ending balance	¥2,126,058	¥143,103	¥1,251,329	¥14,806	¥1,142,339	¥4,677,635

Individually evaluated for impairment	26,147	2,516	38,119	2,998	0	69,780
Not individually evaluated for impairment	2,099,911	140,587	1,213,210	11,808	1,142,339	4,607,855

	Three months ended December 31, 2019
	Millions of yen
	Loans				Net investment in leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Beginning balance	¥21,789	¥1,055	¥17,333	¥2,760	¥12,236	¥55,173
Provision (Reversal)	2,956	192	1,499	(55)	559	5,151
Charge-offs	(2,740)	0	(687)	(107)	(599)	(4,133)
Recoveries	146	0	45	28	13	232
Other *2	8	18	199	16	258	499

Ending balance	¥22,159	¥1,265	¥18,389	¥2,642	¥12,467	¥56,922

	March 31, 2020
	Millions of yen
	Loans				Net investment in leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for credit losses :
Ending balance	¥20,542	¥1,786	¥21,358	¥1,458	¥11,692	¥56,836

Individually evaluated for impairment	3,602	228	8,950	667	0	13,447
Not individually evaluated for impairment	16,940	1,558	12,408	791	11,692	43,389
Financing receivables :
Ending balance	¥2,171,139	¥132,081	¥1,296,854	¥13,218	¥1,080,964	¥4,694,256

Individually evaluated for impairment	26,533	2,466	55,216	1,605	0	85,820
Not individually evaluated for impairment	2,144,606	129,615	1,241,638	11,613	1,080,964	4,608,436

Note: Loans held for sale are not included in the table above.
*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.
In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.
The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired
loans, including loans that are not individually evaluated for impairment, and net investment in leases, the Company and its subsidiaries evaluate prior charge-off
experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off
experience as well as current economic conditions.
In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off
experience. For loans to corporate other borrowers and net investment in leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off
experience in addition to the debtors’ creditworthiness.
The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and net investment in leases. Particularly for non-recourse
loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.
The following table provides information about the impaired loans as of March 31, 2020:

	March 31, 2020
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded *1		¥36,528	¥36,524	¥0
Consumer borrowers		997	995	0
	Real estate loans	584	582	0
	Card loans	0	0	0
	Other	413	413	0
Corporate borrowers		35,423	35,421	0
Non-recourse loans	The Americas	1,705	1,705	0
Other than Non-recourse loans	Real estate companies in Japan	2,268	2,267	0
	Real estate companies in overseas	11,231	11,231	0
	Commercial, industrial and other companies in Japan	8,831	8,830	0
	Commercial, industrial and other companies in overseas	11,388	11,388	0
Purchased loans		108	108	0
With an allowance recorded *2		49,292	48,936	13,447
Consumer borrowers		25,536	25,316	3,602
	Real estate loans	5,178	5,162	817
	Card loans	3,932	3,924	632
	Other	16,426	16,230	2,153
Corporate borrowers		22,259	22,123	9,178
Non-recourse loans	The Americas	761	761	228
Other than Non-recourse loans	Real estate companies in Japan	1,233	1,219	374
	Real estate companies in overseas	1,260	1,260	486
	Commercial, industrial and other companies in Japan	3,649	3,527	2,371
	Commercial, industrial and other companies in overseas	15,356	15,356	5,719
Purchased loans		1,497	1,497	667

Total		¥85,820	¥85,460	¥13,447

Consumer borrowers		26,533	26,311	3,602

	Real estate loans	5,762	5,744	817

	Card loans	3,932	3,924	632

	Other	16,839	16,643	2,153

Corporate borrowers		57,682	57,544	9,178

Non-recourse loans	The Americas	2,466	2,466	228

Other than Non-recourse loans	Real estate companies in Japan	3,501	3,486	374

	Real estate companies in overseas	12,491	12,491	486

	Commercial, industrial and other companies in Japan	12,480	12,357	2,371

	Commercial, industrial and other companies in overseas	26,744	26,744	5,719

Purchased loans		1,605	1,605	667

Note: Loans held for sale are not included in the table above.
*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.
The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due
90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse
loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value
ratios, and other relevant available information.
For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.
The Company and its subsidiaries consider that loans to consumer borrowers, including real estate loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.
Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.
In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse
loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse
loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.
The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the nine
 and three months ended
De
cember
 3
1
, 2019:

	Nine months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥24,268	¥341	¥300
	Real estate loans	4,906	109	105
	Card loans	3,924	44	38
	Other	15,438	188	157
Corporate borrowers		31,962	106	104
Non-recourse loans	Japan	172	2	2
	The Americas	3,077	0	0
Other than Non-recourse loans	Real estate companies in Japan	1,518	25	25
	Real estate companies in overseas	3,742	0	0
	Commercial, industrial and other companies in Japan	5,718	65	63
	Commercial, industrial and other companies in overseas	17,735	14	14
Purchased loans		3,484	139	139

Total		¥59,714	¥586	¥543

	Three months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Average recorded investments in impaired loans *	Interest income on impaired loans	Interest on impaired loans collected in cash
Consumer borrowers		¥25,781	¥106	¥100
	Real estate loans	5,840	34	32
	Card loans	3,908	13	13
	Other	16,033	59	55
Corporate borrowers		33,618	54	54
Non-recourse loans	Japan	111	0	0
	The Americas	2,495	0	0
Other than Non-recourse loans	Real estate companies in Japan	1,406	6	6
	Real estate companies in overs eas	6,906	0	0
	Commercial, industrial and other companies in Japan	5,282	38	38
	Commercial, industrial and other companies in overseas	17,418	10	10
Purchased loans		3,110	53	53

Total		¥62,509	¥213	¥207

Note: Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.
The following table provides information about the credit quality indicators as of March 31, 2020:

	March 31, 2020
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥2,134,342	¥26,533	¥10,264	¥36,797	¥2,171,139
	Real estate loans	1,877,227	5,762	1,370	7,132	1,884,359
	Card loans	218,011	3,932	1,708	5,640	223,651
	Other	39,104	16,839	7,186	24,025	63,129
Corporate borrowers		1,371,253	57,682	0	57,682	1,428,935
Non-recourse loans	Japan	48,566	0	0	0	48,566
	The Americas	81,049	2,466	0	2,466	83,515
Other than Non-recourse loans	Real estate companies in Japan	297,483	3,501	0	3,501	300,984
	Real estate companies in overseas	119,403	12,491	0	12,491	131,894
	Commercial, industrial and other companies in Japan	242,831	12,480	0	12,480	255,311
	Commercial, industrial and other companies in overseas	581,921	26,744	0	26,744	608,665
Purchased loans		11,613	1,605	0	1,605	13,218
Net investment in leases		1,065,618	0	15,346	15,346	1,080,964
	Japan	741,636	0	5,971	5,971	747,607
	Overseas	323,982	0	9,375	9,375	333,357

Total		¥4,582,826	¥85,820	¥25,610	¥111,430	¥4,694,256

Note: Loans held for sale are not included in the table above.
In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets. The category of
non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when considered impaired, while all the other loans are included in the category of performing assets.
Out of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans, card loans and other, which are not restructured and net investment in leases, as 90 days or more past-due
financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.
The following table provides information about the
non-accrual
and
past-due
financing receivables as of March 31, 2020 :

	March 31, 2020
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,604	¥13,607	¥20,211	¥2,171,139	¥13,607
	Real estate loans	1,863	2,469	4,332	1,884,359	2,469
	Card loans	595	2,114	2,709	223,651	2,114
	Other	4,146	9,024	13,170	63,129	9,024
Corporate borrowers		3,365	26,999	30,364	1,428,935	44,622
Non-recourse loans	Japan	0	0	0	48,566	0
	The Americas	0	2,466	2,466	83,515	2,466
Other than Non-recourse loans	Real estate companies in Japan	0	586	586	300,984	586
	Real estate companies in overseas	1	12,386	12,387	131,894	12,491
	Commercial, industrial and other companies in Japan	226	2,409	2,635	255,311	2,409
	Commercial, industrial and other companies in overseas	3,138	9,152	12,290	608,665	26,670
Net investment in leases		13,702	15,346	29,048	1,080,964	15,346
	Japan	2,755	5,971	8,726	747,607	5,971
	Overseas	10,947	9,375	20,322	333,357	9,375

Total		¥23,671	¥55,952	¥79,623	¥4,681,038	¥73,575

Note: Loans held for sale and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financing receivables as past-due
financing receivables when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financing receivables if the principals and interests are not past-due
30 days or more in accordance with the modified terms.
The Company and its subsidiaries suspend accruing revenues on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.
The following table provides information about troubled debt restructurings of financing receivables that occurred during the nine
 and three months ended
December
3
1
, 2019:

	Nine months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥9,187	¥6,935
	Real estate loans	16	14
	Card loans	1,422	1,052
	Other	7,749	5,869
Corporate borrowers		4,196	4,196
Non-re c our s e loans	The Americas	340	340
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	3,856	3,856

Total		¥13,383	¥11,131

	Three months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥3,079	¥2,301
	Real estate loans	477	364
	Card loans	2,602	1,937
Corporate borrowers		1,749	1,749
Non-recourse loans	The Americas	340	340
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1,409	1,409

Total		¥4,828	¥4,050

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse
loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2019 and for which there was a payment default during the nine and three months ended December 31, 2019:

	Nine months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥1,497
	Card loans	7
	Other	1,490
Corporate borrowers		127
Other than Non-recourse loans	Commercial, industrial other companies in overseas	127

Total		¥1,624

	Three months ended December 31, 2019
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥444
	Card loans	4
	Other	440
Corporate borrowers		127
Other than Non-recourse loans	Commercial, industrial other companies in overseas	127

Total		¥571

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.
As of March 31, 2020, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥109 million as of March 31, 2020.